Loans and Allowance for Loan Losses (Details 5) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Recorded Investment, With an allowance recorded	$ 5,700	$ 7,400
Specific Reserves, With an allowance recorded	1,500	1,700
Loans Receivable
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	4,539	28,525
Unpaid Principal Balance, With no related allowance recorded	4,734	33,066
Recorded Investment, With an allowance recorded	5,729	7,438
Unpaid Principal Balance, With an allowance recorded	6,073	6,482
Specific Reserves, With an allowance recorded	1,540	1,749
Total impaired loans, Recorded Investment	10,268	35,963
Total impaired loans, Unpaid Principal Balance	10,807	39,548
Loans Receivable | Commercial, financial, and agricultural
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	448	6,021
Unpaid Principal Balance, With no related allowance recorded	450	6,232
Recorded Investment, With an allowance recorded	557	1,520
Unpaid Principal Balance, With an allowance recorded	572	1,528
Specific Reserves, With an allowance recorded	285	134
Loans Receivable | Real estate - construction residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded		1,750
Unpaid Principal Balance, With no related allowance recorded		2,259
Loans Receivable | Real estate - construction - commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded		2,096
Unpaid Principal Balance, With no related allowance recorded		2,319
Recorded Investment, With an allowance recorded	102
Unpaid Principal Balance, With an allowance recorded	115
Specific Reserves, With an allowance recorded	15
Loans Receivable | Real estate - residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	1,645	3,213
Unpaid Principal Balance, With no related allowance recorded	1,712	3,270
Recorded Investment, With an allowance recorded	4,291	4,665
Unpaid Principal Balance, With an allowance recorded	4,320	3,546
Specific Reserves, With an allowance recorded	955	1,343
Loans Receivable | Real estate - commercial
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded	2,446	15,409
Unpaid Principal Balance, With no related allowance recorded	2,572	18,950
Recorded Investment, With an allowance recorded	635	1,055
Unpaid Principal Balance, With an allowance recorded	884	1,171
Specific Reserves, With an allowance recorded	266	246
Loans Receivable | Consumer
Financing Receivable, Impaired [Line Items]
Recorded Investment, With no related allowance recorded		36
Unpaid Principal Balance, With no related allowance recorded		36
Recorded Investment, With an allowance recorded	144	198
Unpaid Principal Balance, With an allowance recorded	182	237
Specific Reserves, With an allowance recorded	$ 19	$ 26